Cambria ETF Trust

All Funds

Supplement dated April 1, 2020

to each currently effective Statutory Prospectus (“Prospectus”), as each may be amended or supplemented

The following information supplements and should be read in conjunction with each Prospectus.

Effective immediately, the following disclosure is hereby added as a sub-risk under the “Market Events Risk” in the “Additional Information About the Funds’ Investments Strategies and Risks—Principal Risks” section:

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

In addition, the Board of Trustees of Cambria ETF Trust has appointed ALPS Distributors, Inc. to serve as the Funds’ new distributor and ALPS Fund Services, Inc. to serve as the Funds’ new administrator and fund accountant. Accordingly, effective immediately, the disclosure under “Other Service Providers” related to the Funds’ distributor and administrator is hereby deleted and replaced in its entirety by the following:

ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as the distributor of Creation Units (defined below) for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203, is the administrator and fund accountant for the Funds.

These changes are not expected to have a material impact on a Fund’s holdings or affect a Fund’s fees and expenses.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Cambria ETF Trust

All Funds

Supplement dated April 1, 2020

to each currently effective Statement of Additional Information (“SAI”), as may be amended or supplemented

The following information supplements and should be read in conjunction with each SAI.

Effective immediately, the following disclosure is hereby added as the second paragraph under the “Investment Objective, Investment Strategies and Risks” section:

Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

In addition, the Board of Trustees of Cambria ETF Trust (the “Trust”) has appointed ALPS Distributors, Inc. to serve as the Funds’ new distributor and ALPS Fund Services, Inc. to serve as the Funds’ new administrator and fund accountant. Accordingly, effective immediately, the following changes apply to each SAI:

•	Each reference to the Funds’ prior distributor is hereby deleted and replaced in its entirety by ALPS Distributors, Inc., and, accordingly, the definition of “Distributor” used throughout the SAI is hereby revised to reflect this change.
•	Each reference to the Funds’ prior administrator and fund accountant is hereby deleted and replaced in its entirety by ALPS Fund Services, Inc., and, accordingly, the definition of “Administrator” used throughout the SAI is hereby revised to reflect this change.
•	Each reference to the address of the Funds’ prior distributor and administrator is hereby deleted and replaced in its entirety by the following: 1290 Broadway, Suite 1000, Denver, Colorado 80203.
•	The name and description of the Trust’s prior Principal Financial Officer is deleted and replaced in its entirety by the following:

Name and Year of Birth	Position(s) Held with Trust, Term of Office, and Length of Time Served	Principal Occupation During Past 5 Years
Kimberly R. Storms YOB: 1972	Principal Financial Officer since April 2020; no set term	Senior Vice President - Director of Fund Management of ALPS Fund Services, Inc. (since 2020); Senior Vice President - Director of Fund Administration of ALPS Fund Services, Inc. (2004-2020).

Lastly, the foreign holiday calendars and the longest redemption cycle tables set forth in Appendix B are hereby deleted and replaced in their entirety by the following:

The dates of the Regular Holidays in calendar year 2020 are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets).

Argentina
January 1 February 24-25 March 23-24 April 2, 9-10	May 1, 25 June 15 July 9-10 August 17	October 12 November 6, 23 December 7, 8, 25
Australia
January 1, 27 March 2, 9 April 10, 13	May 4 June 1, 8 August 3, 12	September 28 October 5 November 3 December 24*, 25, 28, 31
Austria
January 1 April 10, 13	May 1 June 1	October 26 December 24-25, 31
Belgium
January 1, 10* April 10, 13	May 1, 21-22 June 1 July 21	November 11 December 24*, 25, 31*
Brazil
January 1 February 24-25, 26** April 10, 21	May 1 June 11 July 9	September 7 October 12 November 2, 20 December 24*, 25, 31
Bulgaria
January 1 March 3	April 10, 13, 17, 20 May 1, 6, 25	September 7, 22 December 24-25, 28
Canada
January 1-2 February 17 April 10	May 18 June 24 July 1 August 3	September 7 October 12 November 11 December 24*, 25, 28

* Early closing.

** Late opening.

Chile
January 1 April 10	May 1, 21 June 29 July 16	September 18 October 12 December 8, 25, 31
China
January 1, 24, 27-30 April 6	May 1, 4-5 June 25-26	October 1, 2, 5-8
China Connect-Bond Connect
January 1, 27-28 April 10, 13, 30	May 1 June 25 July 1	October 1, 2, 26 December 25
China Connect-Stock Connect
January 1, 24, 27-30 April 6, 9, 10, 13, 29-30	May 1, 4-5 June 25-26, 30 July 1	October 1, 2, 5-8, 23, 26 December 24, 25
Colombia
January 1, 6 March 23 April 9-10	May 1, 25 June 15, 22, 29 July 20 August 7, 17	October 12 November 2, 16 December 8, 24-25, 31
Croatia
January 1, 6 April 10, 13	May 1 June 11, 22 August 5	November 18 December 24-25, 31
Cyprus
January 1, 6 March 2, 25 April 1, 10, 13, 17, 20-21	May 1 June 8	October 1, 28 December 24-25
Czech Republic
January 1 April 10, 13 May 1, 8	July 6 September 28 October 28	November 17 December 24-25, 31
Denmark
January 1 April 9-10, 13	May 8, 21-22 June 1, 5	December 24-25, 31
Egypt
January 1, 7 April 19-20	May 24-25 July 23, 30 August 20	October 6, 29
Estonia
January 1 February 24 April 10, 13	May 1, 21 June 23-24 August 20	December 24-25, 31
Finland
January 1, 6 April 10, 13	May 1, 21 June 19	December 24-25, 31
France
January 1 April 10, 13	May 1	December 24*, 25, 31*

Germany
January 1 April 10, 13	May 1 June 1	December 24, 25, 31
Greece
January 1, 6 March 2, 25 April 10, 13, 17, 20	May 1 June 8	October 28 December 24-25
Hong Kong
January 1, 27-28 April 10, 13, 30	May 1 June 25 July 1	October 1, 2, 26 December 25
Hungary
January 1 April 10, 13	May 1 June 1 August 20-21	October 23 December 24-25
India
February 19, 21 March 10, 25 April 1, 2, 6, 10, 14	May 1, 7, 25 October 2, 30	November 16, 30 December 25
Indonesia
January 1 March 25 April 10	May 1, 7, 21-22, 25-27 June 1 July 31	August 17, 20 October 29 December 24-25, 31
Ireland
January 1 March 17 April 10, 13	May 1, 4 June 1 August 3	October 26 December 24*, 25, 28-29, 31*
Israel***
March 10 April 8-9, 12-13*, 14-15, 28-29	May 28 June 30 July 30	September 20, 27-28 October 4-8*
Italy
January 1 April 10-13	May 1	December 24-25, 31
Japan
January 1-3, 13 February 11, 24 March 20 April 29	May 4-6 July 23-24 August 10	September 21-22 November 3, 23 December 31
Latvia
January 1 April 10, 13	May 1, 4, 21 June 22-24	November 18 December 24-25, 31
Lithuania
January 1 March 11 April 10, 13	May 1, 21 June 24 July 6	December 24-25, 31
Luxembourg
January 1 April 10, 13	May 1	December 24*, 25, 31*

*** The Israeli market is closed every Friday.

Malaysia
January 1, 24*, 27 May 1, 7, 11, 25-26	July 31 August 20, 31	September 16 October 29 December 25
Mexico
January 1 February 3 March 16	April 9-10 May 1 September 16	November 2, 16 December 25
Netherlands
January 1 April 10, 13	May 1	December 24*, 25, 31*
New Zealand
January 1, 2 February 6	April 10, 13, 27 June 1	October 26 December 25, 28
Norway
January 1 April 8*, 9-10, 13	May 1, 21 June 1	December 24-25, 31
Peru
January 1 April 9-10	May 1 June 29 July 28	October 8 December 25
Philippines
January 1 February 25 April 9-10	May 1 June 12 August 21, 31	November 2, 30 December 8
Poland
January 1, 6 April 10*, 13	May 1 June 11	November 11 December 24*, 25, 31*
Portugal
January 1 April 10, 13	May 1	December 24*, 25, 31*
Romania
January 1-2 April 17, 20	May 1 June 1, 8	November 30 December 1, 25
Russia
January 1-2, 7 February 24 March 9	May 1, 4-5, 11 June 12	November 4
Saudi Arabia****
May 24-28 July 30	August 2-5	September 23
Singapore
January 1, 27 April 10	May 1, 7, 25 July 31	August 10 December 25
Slovakia
January 1, 6 April 10, 13	May 1, 8 September 1, 15	November 17 December 24, 25
Slovenia
January 1, 2 April 10, 13, 27	May 1 June 25	December 24-25, 31

**** The Saudi Arabian market is closed every Friday.

South Africa
January 1 April 10, 13, 27 May 1	June 16 August 10	September 24 December 16, 25
South Korea
January 1, 24, 27 April 15, 30	May 1, 5 September 30	October 1-2, 9 December 25, 31
Spain
January 1 April 10, 13	May 1	December 24*, 25, 31*
Sweden
January 1, 6 April 9*, 10, 13, 30*	May 1, 20*, 21 June 19	October 30* December 24-25, 31
Switzerland
January 1-2 April 10, 13, 20*	May 1, 21 June 1	September 14* December 24-25, 31
Taiwan
January 1, 23-24, 27-29 February 28	April 2-3 May 1	June 25-26 October 1-2, 9
Thailand
January 1 February 10 April 6, 13-15	May 1, 4, 6 June 3 July 6, 28	August 12 October 13, 23 December 7, 10, 31
Turkey
January 1 April 23	May 1, 19, 25-26 July 15, 30-31	August 3 October 28-29
United Kingdom
January 1 April 10, 13	May 8, 25 August 31	December 25, 28
United States
January 1, 20 February 17 April 10	May 25 July 3 September 7	November 26, 27* December 24*, 25

Redemptions: The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose stocks are held by the Fund. These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

In calendar year 2020, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for the Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	12/21/20	12/29/20	8
	12/22/20	12/30/20	8
	12/23/20	01/04/21	12

China	01/21/20	01/31/20	10
	01/22/20	02/03/20	12
	01/23/20	02/04/20	12
	04/28/20	05/06/20	8
	04/29/20	05/07/20	8
	04/30/20	05/08/20	8
	09/28/20	10/09/20	11
	09/29/20	10/12/20	13
	09/30/20	10/13/20	13

Country	Trade Date	Settlement Date	Number of Days to Settle
China Connect – Stock Connect	01/23/20	01/31/20	8
	04/28/20	05/06/20	8
	09/30/20	10/09/20	9

Indonesia	05/19/20	05/28/20	9
	05/20/20	05/29/20	9

Ireland	12/22/20	12/30/20	8
	12/23/20	01/04/21	12

Israel	04/06/20	04/16/20	10
	04/07/20	04/19/20	12
	09/30/20	10/11/20	11
	10/01/20	10/12/20	11

Norway	04/06/20	04/14/20	8
	04/07/20	04/15/20	8

Russia	04/28/20	05/06/20	8
	04/29/20	05/07/20	8
	04/30/20	05/08/20	8

Saudi Arabia	05/20/20	05/31/20	11
	05/21/20	06/01/20	11
	07/28/20	08/06/20	9
	07/29/20	08/09/20	11

Taiwan	01/21/20	01/30/20	9
	01/22/20	01/31/20	9

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE